REPORTABLE SEGMENTS (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables are a reconciliation of the operations of our segments to income from operations (in thousands):

	Three Months Ended March 31, 2021
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$56,179	$49,259	$2,017	$(10,652)	$96,803
Cost of revenue	41,061	36,599	416	(8,894)	69,182
Gross profit	$15,118	$12,660	$1,601	$(1,758)	$27,621
Salaries and related costs					10,269
General and administrative expenses					6,962
Acquisition costs					1,494
Depreciation and amortization					5,419
Income from operations					$3,477

	Three Months Ended March 31, 2020
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$40,901	$34,178	$1,259	$(3,610)	$72,728
Cost of revenue	30,888	22,899	31	(3,659)	50,159
Gross profit	$10,013	$11,279	$1,228	$49	$22,569
Salaries and related costs					8,331
General and administrative expenses					5,297
Acquisition costs					27
Depreciation and amortization					4,315
Loss from operations					$4,599

The following tables are a reconciliation of the operations of our segments to income from operations (in thousands):

	Year ended December 31, 2020
	Brand Direct	Marketplace	Other	Corporate and Other	As Restated Total
Net revenue	$197,550	$155,999	$9,357	$(30,051)	$332,856
Cost of revenue	151,526	109,921	3,335	(30,051)	234,731
Gross profit	$46,024	$46,078	$6,022	$—	$98,125
Salaries and related costs					33,386
General and administrative expenses					30,020
Acquisition costs					4,814
Depreciation and amortization					17,954
Income from operations					$11,951

	Year ended December 31, 2019
	Brand Direct	Marketplace	Other	Corporate and Other	Total
Net revenue	$174,738	$73,398	$5,597	$(15,437)	$238,296
Cost of revenue	130,429	46,613	113	(15,580)	161,575
Gross profit	$44,309	$26,785	$5,484	$143	$76,721
Salaries and related costs					27,978
General and administrative expenses					19,927
Acquisition costs					19,234
Depreciation and amortization					9,745
Loss from operations					$(163)